CUSTOMER FRAUD LOSS	12 Months Ended
Sep. 30, 2014
CUSTOMER FRAUD LOSS
CUSTOMER FRAUD LOSS

24.CUSTOMER FRAUD LOSS

Subsequent to September 30, 2013, management uncovered an elaborate fraud perpetrated against the Bank by one of its commercial loan customers.  The customer, who purported to be in the business of leasing equipment, created false documentation to purchase assets that did not exist and were the subject of fictitious leases.  The Company’s total exposure to the customer at September 30, 2013 consisted of an aggregate outstanding loan balance of $7.0 million less collateral of $631,000 that was in the Bank’s possession.  As a result, the Company recorded a charge-off totaling $6.4 million effective September 30, 2013, which represented the entire amount of the exposure that was determined to be unsecured as a result of the fraud.

The Company is pursuing an insurance claim for this loss under its fidelity bond, which carries a maximum limit of $5 million subject to certain adjustments.  However, the timing and potential results of these efforts are uncertain.